UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09687

AB CORE OPPORTUNITIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2018

Date of reporting period: February 28, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Core Opportunities Fund, Inc.

Portfolio of Investments

February 28, 2018 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 84.3%
Information Technology - 18.6%
Communications Equipment - 1.3%
F5 Networks, Inc. (a)	23,520	$3,493,190

Internet Software & Services - 8.7%
Alphabet, Inc.-Class C (a)	11,187	12,358,614
Facebook, Inc.-Class A (a)	65,490	11,678,177

		24,036,791

IT Services - 4.6%
International Business Machines Corp.	33,100	5,157,973
Mastercard, Inc.-Class A	20,420	3,589,019
Visa, Inc.-Class A	32,250	3,964,815

		12,711,807

Semiconductors & Semiconductor Equipment - 1.5%
Ambarella, Inc. (a)(b)	33,680	1,619,335
Xilinx, Inc.	33,757	2,405,186

		4,024,521

Software - 0.8%
VMware, Inc.-Class A (a)(b)	17,190	2,264,783

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	26,285	4,681,884

		51,212,976

Financials - 15.8%
Banks - 3.2%
JPMorgan Chase & Co.	75,540	8,724,870

Capital Markets - 4.2%
MarketAxess Holdings, Inc.	12,650	2,560,360
Northern Trust Corp.	43,365	4,591,053
State Street Corp.	40,680	4,318,182

		11,469,595

Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc.-Class B (a)	44,760	9,274,272

Insurance - 5.0%
Aflac, Inc.	22,100	1,964,248
Allstate Corp. (The)	26,270	2,423,670
Chubb Ltd.	15,730	2,232,402
Reinsurance Group of America, Inc.-Class A	30,190	4,642,920
Validus Holdings Ltd.	37,590	2,542,587

		13,805,827

		43,274,564

Health Care - 14.7%
Biotechnology - 6.3%
Alexion Pharmaceuticals, Inc. (a)	20,620	2,421,819
Biogen, Inc. (a)	37,138	10,732,511

Company	Shares	U.S. $ Value
Gilead Sciences, Inc.	51,900	$4,086,087

		17,240,417

Health Care Equipment & Supplies - 0.7%
Edwards Lifesciences Corp. (a)	13,970	1,867,370

Health Care Providers & Services - 5.4%
Cigna Corp.	36,510	7,151,944
UnitedHealth Group, Inc.	34,126	7,717,936

		14,869,880

Pharmaceuticals - 2.3%
Eli Lilly & Co.	83,960	6,466,599

		40,444,266

Consumer Discretionary - 13.7%
Household Durables - 3.1%
DR Horton, Inc.	171,690	7,193,811
Garmin Ltd.	25,900	1,534,316

		8,728,127

Media - 7.7%
Comcast Corp.-Class A	53,320	1,930,717
Scripps Networks Interactive, Inc.-Class A	52,650	4,731,129
Time Warner, Inc.	100,740	9,364,790
Walt Disney Co. (The)	49,430	5,099,199

		21,125,835

Specialty Retail - 2.9%
Home Depot, Inc. (The)	13,050	2,378,623
Ross Stores, Inc.	40,640	3,173,578
Ulta Salon Cosmetics & Fragrance, Inc. (a)	11,600	2,358,860

		7,911,061

		37,765,023

Industrials - 9.8%
Aerospace & Defense - 3.5%
Hexcel Corp.	36,304	2,442,533
Raytheon Co.	32,939	7,164,562

		9,607,095

Airlines - 1.0%
Southwest Airlines Co.	46,930	2,714,431

Building Products - 1.0%
Allegion PLC	33,762	2,839,722

Commercial Services & Supplies - 1.5%
Copart, Inc. (a)	89,820	4,204,474

Industrial Conglomerates - 0.7%
Roper Technologies, Inc.	6,740	1,854,107

Machinery - 1.2%
Crane Co.	35,330	3,261,312

Company	Shares	U.S. $ Value
Road & Rail - 0.9%
Kansas City Southern	22,960	$2,365,799

		26,846,940

Energy - 6.1%
Energy Equipment & Services - 2.3%
Dril-Quip, Inc. (a)	34,156	1,538,728
National Oilwell Varco, Inc.	28,010	982,871
Oil States International, Inc. (a)	59,452	1,462,519
TechnipFMC PLC	79,270	2,284,561

		6,268,679

Oil, Gas & Consumable Fuels - 3.8%
Apache Corp.	135,473	4,626,403
Noble Energy, Inc.	196,084	5,849,186

		10,475,589

		16,744,268

Consumer Staples - 4.1%
Food & Staples Retailing - 4.1%
Costco Wholesale Corp.	11,450	2,185,805
Walgreens Boots Alliance, Inc.	45,290	3,120,028
Walmart, Inc.	66,470	5,982,965

		11,288,798

Real Estate - 1.5%
Real Estate Management & Development - 1.5%
CBRE Group, Inc.-Class A (a)	87,260	4,079,405

Total Common Stocks (cost $192,027,652)		231,656,240

SHORT-TERM INVESTMENTS - 17.3%
Investment Companies - 17.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.20% (c)(d)(e) (cost $47,455,155)	47,455,155	47,455,155

Total Investments Before Security Lending Collateral for Securities Loaned - 101.6% (cost $239,482,807)		279,111,395

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.2%
Investment Companies - 1.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.20% (c)(d)(e) (cost $3,292,151)	3,292,151	3,292,151

U.S. $ Value
Total Investments - 102.8% (cost $242,774,958) (f)	$282,403,546
Other assets less liabilities - (2.8)%	(7,621,782)

Net Assets - 100.0%	$274,781,764

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	As of February 28, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $42,639,941 and gross unrealized depreciation of investments was $(3,011,353), resulting in net unrealized appreciation of $39,628,588.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Core Opportunities Fund, Inc.

February 28, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•  Level 1—quoted prices in active markets for identical investments

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2018:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$231,656,240		$	– 0	–	$	– 0	–	$231,656,240
Short-Term Investments	47,455,155			– 0	–		– 0	–	47,455,155
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,292,151			– 0	–		– 0	–	3,292,151

Total Investments in Securities	282,403,546			– 0	–		– 0	–	282,403,546
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$282,403,546		$	– 0	–	$	– 0	–	$282,403,546

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2018 is as follows:

Fund	Market Value 11/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$37,310	$36,152	$26,007	$47,455	$	– 0	–
Government Money Market Portfolio*	4,927	10,918	12,553	3,292		12

Total	$42,237	$47,070	$38,560	$50,747		$12

* Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Core Opportunities Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 23, 2018